Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Pre-Effective Amendment Number	2
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Entity Registrant Name	ADS Waste Holdings, Inc.
Entity Central Index Key	0001585790
Entity Filer Category	Non-accelerated Filer